Invested Assets and Investment Income - Carrying Values and Fair Values of Invested Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Cash and short-term securities	$ 26,703	$ 25,789	$ 20,338
Debt securities	214,114	210,621
Public equities	40,971	33,725
Mortgages	57,119	54,447
Private placements	51,782	49,668
Loans to Bank clients	2,735	2,310
Real estate	12,682	13,263
Other invested assets	53,822	52,674
Total invested assets (note 3)	459,928	442,497
Less than 1 year
Disclosure of financial assets [line items]
Cash and short-term securities	26,703	25,789
Debt securities	1,842	1,266
Public equities	0	0
Mortgages	6,572	4,741
Private placements	2,030	1,534
Loans to Bank clients	46	47
Total invested assets (note 3)	45,872	41,607
Not later than ninety days
Disclosure of financial assets [line items]
Debt securities	236	145
Total fair value
Disclosure of financial assets [line items]
Cash and short-term securities	26,703	25,789
Public equities	40,971	33,725
Mortgages	57,600	54,812
Private placements	51,782	49,668
Loans to Bank clients	2,699	2,285
Total invested assets (note 3)	461,158	443,485
Canadian government and agency
Disclosure of financial assets [line items]
Debt securities	18,674	19,727
Canadian government and agency | Less than 1 year
Disclosure of financial assets [line items]
Debt securities	1,349	543
Canadian government and agency | Total fair value
Disclosure of financial assets [line items]
Debt securities	18,674	19,727
U.S. government and agency
Disclosure of financial assets [line items]
Debt securities	27,266	28,654
U.S. government and agency | Less than 1 year
Disclosure of financial assets [line items]
Debt securities	160	644
U.S. government and agency | Total fair value
Disclosure of financial assets [line items]
Debt securities	26,999	28,366
Other government and agency
Disclosure of financial assets [line items]
Debt securities	37,482	35,470
Other government and agency | Less than 1 year
Disclosure of financial assets [line items]
Debt securities	349	372
Other government and agency | Total fair value
Disclosure of financial assets [line items]
Debt securities	37,482	35,470
Corporate
Disclosure of financial assets [line items]
Debt securities	128,430	124,962
Corporate | Less than 1 year
Disclosure of financial assets [line items]
Debt securities	8,522	7,810
Corporate | Total fair value
Disclosure of financial assets [line items]
Debt securities	128,248	124,762
Mortgage / asset-backed securities
Disclosure of financial assets [line items]
Debt securities	2,262	1,808
Mortgage / asset-backed securities | Less than 1 year
Disclosure of financial assets [line items]
Debt securities	121	60
Mortgage / asset-backed securities | Total fair value
Disclosure of financial assets [line items]
Debt securities	2,262	1,808
Own use property
Disclosure of financial assets [line items]
Real estate	2,631	2,674
Own use property | Accumulated depreciation
Disclosure of financial assets [line items]
Real estate	(66)	(65)
Own use property | Less than 1 year
Disclosure of financial assets [line items]
Real estate	0	0
Own use property | Total fair value
Disclosure of financial assets [line items]
Real estate	2,762	2,798
Own use property | Total fair value | Insurance contracts with direct participating features
Disclosure of financial assets [line items]
Real estate	2,466	2,500
Own use property | Carrying amount | Insurance contracts with direct participating features
Disclosure of financial assets [line items]
Real estate	165	174
Investment property
Disclosure of financial assets [line items]
Real estate	10,051	10,589
Investment property | Less than 1 year
Disclosure of financial assets [line items]
Real estate	0	0
Investment property | Total fair value
Disclosure of financial assets [line items]
Real estate	10,051	10,589
Alternative long-duration assets
Disclosure of financial assets [line items]
Other invested assets	49,029	47,863
Alternative long-duration assets | Private equity investments
Disclosure of financial assets [line items]
Carrying value	18,466	18,343
Alternative long-duration assets | Infrastructure
Disclosure of financial assets [line items]
Carrying value	18,629	17,804
Alternative long-duration assets | Timber and agriculture
Disclosure of financial assets [line items]
Carrying value	6,012	5,917
Alternative long-duration assets | Energy
Disclosure of financial assets [line items]
Carrying value	1,658	1,916
Alternative long-duration assets | Various other
Disclosure of financial assets [line items]
Carrying value	4,264	3,883
Alternative long-duration assets | Less than 1 year
Disclosure of financial assets [line items]
Other invested assets	0	67
Alternative long-duration assets | Total fair value
Disclosure of financial assets [line items]
Other invested assets	50,132	48,875
Various other
Disclosure of financial assets [line items]
Other invested assets	4,793	4,811
Various other | Less than 1 year
Disclosure of financial assets [line items]
Other invested assets	20	0
Various other | Total fair value
Disclosure of financial assets [line items]
Other invested assets	4,793	4,811
SPPI Nonqualifying | Total fair value
Disclosure of financial assets [line items]
Debt securities	0	0
Private placements	98	132
Other invested assets	552	547
Change in the fair value of invested assets	29	25
Cash, cash equivalents and short term securities
Disclosure of financial assets [line items]
Short-term securities	11,791	10,121
Cash equivalents	9,135	9,813
Other
Disclosure of financial assets [line items]
Other invested assets	4,266	4,300
FVTPL
Disclosure of financial assets [line items]
Cash and short-term securities	0	25
Public equities	40,971	33,725
Mortgages	1,351	1,239
Private placements	953	866
Loans to Bank clients	0	0
Total invested assets (note 3)	82,601	74,289
FVTPL | Canadian government and agency
Disclosure of financial assets [line items]
Debt securities	966	1,056
FVTPL | U.S. government and agency
Disclosure of financial assets [line items]
Debt securities	39	58
FVTPL | Other government and agency
Disclosure of financial assets [line items]
Debt securities	63	68
FVTPL | Corporate
Disclosure of financial assets [line items]
Debt securities	2,742	2,761
FVTPL | Mortgage / asset-backed securities
Disclosure of financial assets [line items]
Debt securities	270	17
FVTPL | Own use property
Disclosure of financial assets [line items]
Real estate	0	0
FVTPL | Investment property
Disclosure of financial assets [line items]
Real estate	0	0
FVTPL | Alternative long-duration assets
Disclosure of financial assets [line items]
Other invested assets	35,101	34,334
FVTPL | Various other
Disclosure of financial assets [line items]
Other invested assets	145	140
FVOCI
Disclosure of financial assets [line items]
Cash and short-term securities	20,827	19,909
Public equities	0	0
Mortgages	28,589	28,792
Private placements	50,829	48,802
Loans to Bank clients	0	0
Total invested assets (note 3)	309,526	303,058
FVOCI | Canadian government and agency
Disclosure of financial assets [line items]
Debt securities	17,708	18,671
FVOCI | U.S. government and agency
Disclosure of financial assets [line items]
Debt securities	26,595	27,628
FVOCI | Other government and agency
Disclosure of financial assets [line items]
Debt securities	37,419	35,402
FVOCI | Corporate
Disclosure of financial assets [line items]
Debt securities	125,184	121,674
FVOCI | Mortgage / asset-backed securities
Disclosure of financial assets [line items]
Debt securities	1,992	1,791
FVOCI | Own use property
Disclosure of financial assets [line items]
Real estate	0	0
FVOCI | Investment property
Disclosure of financial assets [line items]
Real estate	0	0
FVOCI | Alternative long-duration assets
Disclosure of financial assets [line items]
Other invested assets	383	389
FVOCI | Various other
Disclosure of financial assets [line items]
Other invested assets	0	0
Other
Disclosure of financial assets [line items]
Cash and short-term securities	5,876
Public equities	0	0
Mortgages	27,179	24,416
Private placements	0	0
Loans to Bank clients	2,735	2,310
Total invested assets (note 3)	67,801	65,150
Cash	5,777	5,855
Other | Canadian government and agency
Disclosure of financial assets [line items]
Debt securities	0	0
Other | U.S. government and agency
Disclosure of financial assets [line items]
Debt securities	632	968
Other | Other government and agency
Disclosure of financial assets [line items]
Debt securities	0	0
Other | Corporate
Disclosure of financial assets [line items]
Debt securities	504	527
Other | Mortgage / asset-backed securities
Disclosure of financial assets [line items]
Debt securities	0	0
Other | Own use property
Disclosure of financial assets [line items]
Real estate	2,631	2,674
Other | Investment property
Disclosure of financial assets [line items]
Real estate	10,051	10,589
Other | Alternative long-duration assets
Disclosure of financial assets [line items]
Other invested assets	13,545	13,140
Other | Various other
Disclosure of financial assets [line items]
Other invested assets	$ 4,648	$ 4,671